Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/31/23)(a)(b)	$75	$68,894
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	14	11,698
		80,592
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 08/11/23)	220	203,029
3.20%, 03/01/29 (Call 12/01/28)	100	90,627
5.15%, 05/01/30 (Call 02/01/30)(b)	40	39,673
Bombardier Inc., 7.88%, 04/15/27 (Call 08/31/23)(a)(b)	56	55,871
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	200	191,004
3.63%, 04/01/30 (Call 01/01/30)	100	93,649
Howmet Aerospace Inc., 6.75%, 01/15/28	33	34,256
Lockheed Martin Corp.
3.90%, 06/15/32 (Call 03/15/32)(b)	115	107,583
5.10%, 11/15/27 (Call 10/15/27)	100	101,434
5.25%, 01/15/33 (Call 10/15/32)	290	299,257
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)(b)	43	46,071
TransDigm Inc.
5.50%, 11/15/27 (Call 08/31/23)	24	22,727
6.38%, 06/15/26 (Call 08/31/23)	15	14,847
6.75%, 08/15/28 (Call 02/15/25)(a)	114	114,552
7.50%, 03/15/27 (Call 08/31/23)	10	9,988
		1,424,568
Agriculture — 2.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	200	157,196
4.40%, 02/14/26 (Call 12/14/25)(b)	155	152,126
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	50	48,333
6.34%, 08/02/30	90	90,000
6.42%, 08/02/33	30	30,000
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	400	362,312
BAT International FINANCE PLC, 5.93%, 02/02/29	60	60,000
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	340	268,675
5.13%, 11/15/24	130	129,580
5.38%, 02/15/33 (Call 11/15/32)	140	139,565
5.75%, 11/17/32 (Call 08/17/32)	100	102,216
		1,540,003
Airlines — 0.8%
American Airlines Inc., 11.75%, 07/15/25(a)	85	93,701
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	149	144,398
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)(b)	38	36,104
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	25	23,680
4.63%, 04/15/29 (Call 10/15/28)(a)	160	145,053
VistaJet Malta Finance PLC/Vista Management
Holding Inc., 9.50%, 06/01/28(b)	19	18,169
		461,105
Apparel — 0.2%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	130	103,481
Security	Par (000)	Value

Auto Manufacturers — 2.7%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	$67	$65,026
American Honda Finance Corp., 1.20%, 07/08/25	250	231,642
Ford Motor Credit Co. LLC
4.54%, 08/01/26 (Call 06/01/26)	50	47,226
5.11%, 05/03/29 (Call 02/03/29)	120	111,869
7.35%, 11/04/27 (Call 10/04/27)	100	102,757
General Motors Financial Co. Inc.
1.20%, 10/15/24	350	331,884
2.40%, 10/15/28 (Call 08/15/28)	100	85,683
3.10%, 01/12/32 (Call 10/12/31)	60	49,001
3.80%, 04/07/25	95	92,221
6.40%, 01/09/33 (Call 10/09/32)(b)	25	25,706
Toyota Motor Credit Corp.
1.90%, 01/13/27	330	298,650
3.65%, 08/18/25	170	165,347
3.95%, 06/30/25	10	9,788
		1,616,800
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28	30	30,187
8.50%, 05/15/27 (Call 09/01/23)(a)(b)	12	12,150
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,043
		73,380
Banks — 23.5%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(c)	200	175,398
1.85%, 03/25/26	210	189,269
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(1-day SOFR + 0.910%)(c)	163	154,006
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(c)	100	91,966
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(c)	450	403,276
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(c)	100	85,836
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(c)	125	104,816
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(c)	150	142,372
4.25%, 10/22/26	220	212,604
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(c)	50	46,986
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(c)	45	44,257
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(c)	75	77,140
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(c)	100	82,800
Bank of Montreal
1.25%, 09/15/26	60	53,230
3.70%, 06/07/25	120	116,158
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	98,189
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	200	180,810
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(c)	40	39,064

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(c)	$50	$48,565
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	264,642
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(c)	200	177,976
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(c)	200	196,990
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23),
(1-day SOFR + 0.686%)(c)	260	256,519
0.98%, 05/01/25 (Call 05/01/24),
(1-day SOFR + 0.669%)(c)	90	86,582
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(c)	150	133,629
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(c)	120	97,865
3.35%, 04/24/25 (Call 04/24/24),
(3-mo. SOFR + 1.158%)(c)	225	220,585
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(c)	30	26,521
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(c)	50	46,368
4.60%, 03/09/26	100	97,587
6.17%, 05/25/34	50	50,726
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(c)	50	53,002
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	55	47,644
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(c)	50	44,818
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(c)	300	267,561
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(c)	85	67,919
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(c)	45	36,894
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(c)	70	58,974
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(c)	100	93,951
3.75%, 02/25/26 (Call 11/25/25)	194	186,257
3.85%, 01/26/27 (Call 01/26/26)	120	114,499
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(c)	200	190,904
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(c)	200	181,414
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(c)	400	391,868
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(c)	200	206,132
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	200	193,164
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(c)	100	76,916
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	50	33,684
Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(c)	$315	$284,423
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(c)	120	113,200
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(c)	96	90,582
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(c)	49	46,132
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(c)	78	74,467
2.95%, 10/01/26 (Call 07/01/26)	151	141,508
3.22%, 03/01/25 (Call 03/01/24),
(3-mo. SOFR + 1.417%)(c)	62	61,031
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(c)	58	56,929
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(c)	300	293,211
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(c)	90	85,812
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	225	222,095
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(c)	60	58,635
5.35%, 06/01/34	100	100,722
Lloyds Banking Group PLC, 4.72%, 08/11/26
(Call 08/11/25), (1-year CMT + 1.750%)(c)	200	195,840
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(c)	360	318,190
2.80%, 07/18/24	200	194,494
Mizuho Financial Group Inc., 2.84%, 07/16/25
(Call 07/16/24), (3-mo. SOFR + 1.242%)(c)	300	290,544
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(c)	170	152,549
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(c)	110	103,533
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(c)	105	83,522
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(c)	230	191,307
3.13%, 07/27/26	85	79,910
3.62%, 04/17/25 (Call 04/17/24),
(1-day SOFR + 1.160%)(c)	300	294,969
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(c)	70	62,915
3.88%, 01/27/26	100	96,521
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(c)	110	107,928
5.25%, 04/21/34	145	143,054
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(c)	195	182,939
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29 (Call 01/23/29)	100	91,202
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(c)	95	94,574
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(c)	65	65,083

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.75%, 10/07/24	$50	$47,194
1.20%, 04/27/26	75	67,225
2.05%, 01/21/27	100	90,276
5.20%, 08/01/28	120	119,724
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	85	81,039
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	20	20,084
Santander UK Group Holdings PLC, 1.09%, 03/15/25
(Call 03/15/24), (1-day SOFR + 0.787%)(c)	330	317,905
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	300	276,843
5.77%, 01/13/33	200	204,818
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	266,115
4.69%, 09/15/27	20	19,628
Truist Financial Corp., 1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	192	171,268
U.S. Bancorp, 5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(c)	75	75,351
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(c)	75	72,174
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	92,922
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(c)	150	145,575
Wells Fargo & Co.
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(c)	205	191,531
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(c)	350	338,740
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(c)	85	80,584
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(c)	150	146,728
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(c)	170	165,775
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(c)	40	40,183
Westpac Banking Corp., 3.74%, 08/26/25	195	188,885
		13,846,721
Beverages — 1.0%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	200	177,122
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	43,347
3.70%, 12/06/26 (Call 09/06/26)	5	4,785
4.35%, 05/09/27 (Call 04/09/27)	50	48,861
PepsiCo Inc.
3.60%, 02/18/28 (Call 01/18/28)	140	135,045
3.90%, 07/18/32 (Call 04/18/32)	30	28,818
4.45%, 02/15/33 (Call 11/15/32)(b)	130	130,469
		568,447
Biotechnology — 0.7%
Amgen Inc.
4.05%, 08/18/29 (Call 06/18/29)	25	23,752
5.25%, 03/02/30 (Call 01/02/30)	60	60,312
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	165	136,168
Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	$220	$175,701
		395,933
Building Materials — 0.5%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	14	12,155
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	69	68,776
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	93	76,294
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30
(Call 06/15/26)(a)	24	23,886
Standard Industries Inc./NJ, 4.75%, 01/15/28
(Call 08/31/23)(a)(b)	104	96,713
		277,824
Chemicals — 0.5%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(b)	15	14,369
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(b)	25	23,770
EIDP Inc., 2.30%, 07/15/30 (Call 04/15/30)	150	125,066
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	30	27,792
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	40	37,824
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	89,980
		318,801
Commercial Services — 1.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
9.75%, 07/15/27 (Call 08/31/23)(a)	47	43,121
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	35,085
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	30	29,044
3.70%, 04/01/27 (Call 01/01/27)	14	13,500
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	11	9,330
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	63	57,952
Prime Security Services Borrower LLC/Prime Finance Inc.,
6.25%, 01/15/28 (Call 08/31/23)(a)(b)	81	76,373
Quanta Services Inc.
0.95%, 10/01/24 (Call 08/31/23)	80	75,583
2.35%, 01/15/32 (Call 10/15/31)	35	27,707
2.90%, 10/01/30 (Call 07/01/30)	145	123,224
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	180	155,563
2.95%, 01/22/27 (Call 10/22/26)(b)	105	98,881
Service Corp. International/U.S., 4.00%, 05/15/31 (Call 05/15/26)	42	35,800
United Rentals North America Inc., 5.25%, 01/15/30 (Call 01/15/25)(b)	116	110,488
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	202,773
		1,094,424
Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	140	116,557
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	43,262
3.35%, 08/08/32 (Call 05/08/32)	150	139,350
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(b)	105	103,189
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	15	12,112
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	65	65,074
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	133,108
4.00%, 07/27/25	195	190,852

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.15%, 07/27/27 (Call 06/27/27)	$270	$262,899
4.40%, 07/27/32 (Call 04/27/32)(b)	100	95,865
Seagate HDD Cayman, 9.63%, 12/01/32 (Call 12/01/27)(a)	75	83,081
		1,245,349
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	90	82,628
Coty Inc., 6.50%, 04/15/26 (Call 08/31/23)(a)(b)	17	16,901
Estee Lauder Cos. Inc., 4.65%, 05/15/33 (Call 02/15/33)(b)	15	14,756
		114,285
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	250	225,855
3.00%, 10/29/28 (Call 08/29/28)	150	130,812
4.63%, 10/15/27 (Call 08/15/27)	150	143,358
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	100,192
Ally Financial Inc., 6.70%, 02/14/33 (Call 11/16/32)(b)	29	26,949
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)(b)	150	142,537
3.95%, 08/01/25 (Call 07/01/25)	70	67,974
4.05%, 05/03/29 (Call 03/03/29)	38	36,256
5.04%, 05/01/34	100	98,105
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	100	99,150

Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	30	30,433
Capital One Financial Corp.
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(c)	50	43,091
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(c)	65	65,259
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	50	44,483
2.45%, 03/03/27 (Call 02/03/27)	100	90,399
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	40	38,604
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)(b)	36	25,212
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	100	93,148
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	35	26,957
3.75%, 12/01/25 (Call 09/01/25)	100	97,109
Jefferies Financial Group Inc., 5.88%, 07/21/28	45	44,887
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	33,114
3.30%, 03/26/27 (Call 01/26/27)(b)	100	95,632
4.88%, 03/09/28 (Call 02/09/28)	55	55,598
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	17	17,114
NFP Corp., 6.88%, 08/15/28 (Call 08/31/23)(a)	70	62,033
Nomura Holdings Inc., 1.85%, 07/16/25	200	184,508
OneMain Finance Corp.
7.13%, 03/15/26	74	73,282
9.00%, 01/15/29 (Call 07/15/25)(b)	19	19,306
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	123	98,154
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/31/23)(a)	37	37,480
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)	43	37,806
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	100	92,983
		2,477,780
Security	Par (000)	Value

Electric — 4.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	$50	$45,182
2.45%, 01/15/31 (Call 10/15/30)	25	20,394
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	39,531
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	96,464
American Electric Power Co. Inc., 2.03%, 03/15/24	50	48,784
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	15	11,755
5.55%, 08/01/33	10	10,021
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	25	19,460
3.70%, 07/15/30 (Call 04/15/30)	50	46,013
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	48,030
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)	75	63,085
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	20	16,655
Connecticut Light & Power Co. (The), 4.90%, 07/01/33	20	19,882
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)(b)	25	20,876
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	5	5,130
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	27,019
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	28,294
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	46,464
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	70,310
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	100	94,426
4.95%, 01/15/33 (Call 10/15/32)	20	19,931
Duke Energy Corp., 4.50%, 08/15/32 (Call 05/15/32)	10	9,436
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)	40	33,016
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	60	53,320
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	32,280
Entergy Mississippi LLC, 5.00%, 09/01/33	10	9,805
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	64,569
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,405
3.40%, 04/15/26 (Call 01/15/26)	70	66,776
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	110	92,327
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,661
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,334
3.70%, 03/15/29 (Call 12/15/28)(b)	40	37,242
4.15%, 12/15/32 (Call 09/15/32)	15	13,834
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	134,592
3.55%, 05/01/27 (Call 02/01/27)	84	79,493
NRG Energy Inc., 5.25%, 06/15/29 (Call 06/15/24)(a)	96	86,599
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)(b)	50	47,342
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	35,592
3.00%, 06/15/28 (Call 04/15/28)	55	47,803
3.15%, 01/01/26	20	18,654
3.25%, 06/01/31 (Call 03/01/31)	20	16,383
4.55%, 07/01/30 (Call 01/01/30)	40	36,370
PECO Energy Co., 4.90%, 06/15/33	10	9,946
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)(b)	141	127,000
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	30	27,955

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	$20	$16,487
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	48,362
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	20	17,498
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	15,783
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,628
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	50	46,739
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	50	46,446
Southern California Edison Co.
1.10%, 04/01/24 (Call 08/31/23)	50	48,410
2.75%, 02/01/32 (Call 11/01/31)	30	25,094
2.85%, 08/01/29 (Call 05/01/29)	25	22,079
Southern California Gas Co., 5.20%, 06/01/33	10	9,903
Southern Co. (The)
5.11%, 08/01/27	50	49,556
5.70%, 10/15/32 (Call 04/15/32)	30	30,945
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	73,311
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	10	9,899
Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	81,850
Talen Energy Supply LLC, 8.63%, 06/01/30	10	10,385
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	31,978
2.95%, 06/15/27 (Call 03/15/27)	40	37,276
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	124,951
Vistra Operations Co. LLC, 5.00%, 07/31/27 (Call 08/11/23)(a)(b)	60	56,452
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	39,432
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	80	70,938
4.60%, 06/01/32 (Call 12/01/31)	10	9,455
		2,859,297
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31 (Call 09/21/31)	90	74,279

Electronics — 1.2%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	35	28,760
3.05%, 09/22/26 (Call 06/22/26)	150	140,112

Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	25	24,187
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	40	37,880
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	100	96,772
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	50	47,889
Honeywell International Inc., 4.50%, 01/15/34 (Call 10/15/33)	110	107,281
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	42	36,882
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	75	67,548
5.45%, 02/01/29 (Call 01/01/29)	30	29,847
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	64,051
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	40	31,703
		712,912
Security	Par (000)	Value

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$30	$28,955
Brand Industrial Services Inc., 10.38%, 08/01/30	10	10,194
		39,149
Entertainment — 0.3%
Caesars Entertainment Inc., 7.00%, 02/15/30 (Call 02/15/26)(a)	74	74,739
Churchill Downs Inc.
4.75%, 01/15/28 (Call 08/31/23)(a)	76	70,220
6.75%, 05/01/31(a)	16	15,638
Six Flags Entertainment Corp., 7.25%, 05/15/31 (Call 05/15/26)(a)(b)	13	12,431
		173,028
Environmental Control — 0.2%
GFL Environmental Inc., 4.75%, 06/15/29 (Call 06/15/24)(a)	88	80,210
Republic Services Inc., 4.88%, 04/01/29 (Call 03/01/29)	25	24,905
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	36,952
		142,067
Food — 1.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	45	41,396
6.50%, 02/15/28 (Call 02/15/25)(a)	40	39,852
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	150	144,294
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	140	136,570
4.95%, 03/29/33 (Call 12/29/32)	60	59,379
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	150	146,080
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	100	94,526
3.88%, 05/15/27 (Call 02/15/27)	165	158,179
Lamb Weston Holdings Inc., 4.38%, 01/31/32 (Call 01/31/27)(a)(b)	29	25,524
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	56	51,996
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	50	46,017
		943,813
Gas — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)(b)	10	10,209
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	76	69,414
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	25	25,117
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	128,269
1.70%, 02/15/31 (Call 11/15/30)	30	23,482
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	70	65,548
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	31,785
		353,824
Health Care - Products — 0.5%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)	20	16,394
GE HealthCare Technologies Inc.
5.65%, 11/15/27	100	101,905
5.91%, 11/22/32	100	103,920
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29 (Call 10/01/24)(a)(b)	89	79,027
		301,246

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 3.5%
CHS/Community Health Systems Inc.
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	$46	$30,514
8.00%, 03/15/26 (Call 08/31/23)(a)	60	58,948
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	120	102,469
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	110	99,739
3.65%, 12/01/27 (Call 09/01/27)	100	94,810
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	120	109,064
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	210	184,626
3.63%, 03/15/32 (Call 12/15/31)(a)	209	181,362
5.20%, 06/01/28	65	64,459
5.25%, 04/15/25	5	4,959
5.50%, 06/01/33 (Call 03/01/33)	21	20,902
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	40	37,031
4.50%, 04/01/25 (Call 03/01/25)	40	39,410
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	25	25,246
LifePoint Health Inc., 9.88%, 08/15/30	10	10,000
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 08/31/23)(a)(b)	28	26,249
Tenet Healthcare Corp.
6.13%, 10/01/28 (Call 10/01/23)(b)	144	137,212
6.13%, 06/15/30 (Call 06/15/25)(b)	87	84,594
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	50	42,096
4.00%, 05/15/29 (Call 03/15/29)	100	96,137
4.25%, 01/15/29 (Call 12/15/28)	60	58,489
4.50%, 04/15/33 (Call 01/15/33)	160	155,834
5.30%, 02/15/30 (Call 12/15/29)	300	307,764
5.35%, 02/15/33 (Call 11/15/32)	100	103,492
		2,075,406
Holding Companies - Diversified — 0.5%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	18	15,770
2.88%, 06/15/28 (Call 04/15/28)	95	80,018
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	30	26,467
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	21,445
2.70%, 01/15/25 (Call 11/15/24)	60	56,416
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	15,728
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	51,748
3.40%, 01/15/26 (Call 12/15/25)	40	36,814
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	20	17,608
		322,014
Home Builders — 0.3%
KB Home, 7.25%, 07/15/30 (Call 07/15/25)	23	23,475
Lennar Corp., 5.00%, 06/15/27 (Call 12/15/26)	50	49,380
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	64,923
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)	30	26,930
		164,708
Insurance — 2.2%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29 (Call 08/01/24)(a)	41	35,085
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	12	10,999
Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	$23	$22,879
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	43,333
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	10	7,999
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	65	58,761
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	105	81,734
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	30	25,403
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)	560	458,511
4.38%, 03/15/29 (Call 12/15/28)	60	58,621
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	25	24,935
Progressive Corp. (The)
2.50%, 03/15/27 (Call 02/15/27)	50	46,018
3.20%, 03/26/30 (Call 12/26/29)	30	26,908
Reinsurance Group of America Inc., 6.00%, 09/15/33	25	25,305
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	120	118,355
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	55	47,814
4.65%, 06/15/27 (Call 05/15/27)	115	111,541
5.35%, 05/15/33	90	87,586
		1,291,787
Internet — 1.7%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	200	190,696
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	90	85,955
3.85%, 08/15/32 (Call 05/15/32)	175	162,606
4.60%, 05/15/28	20	19,934
4.80%, 05/15/30	20	20,059
4.95%, 05/15/33	145	145,947
NortonLifeLock Inc., 6.75%, 09/30/27 (Call 09/30/24)(a)	77	77,261
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	115	95,381
5.25%, 04/01/25 (Call 01/01/25)	200	198,526
		996,365
Iron & Steel — 0.9%
Cleveland-Cliffs Inc., 6.75%, 04/15/30(b)	27	26,289
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	140	142,072
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	100	91,906
2.15%, 08/15/30 (Call 05/15/30)	80	65,312
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	230	200,266
		525,845
Leisure Time — 0.7%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	91	89,730
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	43	45,488
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29	31,601
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	100	94,700
Royal Caribbean Cruises Ltd., 11.63%, 08/15/27 (Call 08/15/24)(a)	125	136,424
		397,943
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	14	12,421
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	58	50,604

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
4.88%, 01/15/30 (Call 01/15/25)	$40	$37,509
Hyatt Hotels Corp., 5.75%, 01/30/27 (Call 12/30/26)	30	30,114
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	27	24,207
Marriott International Inc./MD, 5.00%, 10/15/27 (Call 09/15/27)	50	49,718
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 08/31/23)(a)	75	67,059
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	59	54,449
Sands China Ltd.
5.63%, 08/08/25 (Call 06/08/25)	75	73,954
5.90%, 08/08/28 (Call 05/08/28)	50	48,594
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	100	89,270
		537,899
Machinery — 0.7%
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	116,652
3.00%, 05/01/30 (Call 02/01/30)	180	157,644
John Deere Capital Corp., 2.45%, 01/09/30	50	43,832
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	95	90,404
		408,532
Manufacturing — 0.6%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)(b)	50	46,159
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 08/11/23)	250	241,472
2.25%, 04/01/28 (Call 02/01/28)	30	26,364
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	10	10,200
		324,195
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	160	152,982
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	74	73,464
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	50	43,750
3.40%, 04/01/30 (Call 01/01/30)	30	27,515
3.95%, 10/15/25 (Call 08/15/25)	150	146,490
4.65%, 02/15/33 (Call 11/15/32)(b)	80	79,012
CSC Holdings LLC, 7.50%, 04/01/28 (Call 08/11/23)(a)(b)	100	61,921
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/31/23)(a)	97	87,559
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)(b)	70	54,009
7.38%, 07/01/28 (Call 08/11/23)(b)	32	17,986
7.75%, 07/01/26	68	43,985
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	225	207,878
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	50	43,851
iHeartCommunications Inc., 8.38%, 05/01/27 (Call 08/16/23)(b)	49	33,434
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/11/23)(a)	55	51,784
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/31/23)(a)	54	50,171
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	100	91,441
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	44	39,205
Univision Communications Inc.
6.63%, 06/01/27 (Call 08/11/23)(a)	45	43,776
7.38%, 06/30/30 (Call 06/30/25)(a)	41	39,925
8.00%, 08/15/28 (Call 08/15/25)(a)	5	5,037
Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	$50	$41,023
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	100	78,735
		1,514,933
Mining — 0.7%
Arsenal AIC Parent LLC, 8.00%, 10/01/30	10	10,200
BHP Billiton Finance USA Ltd., 4.75%, 02/28/28 (Call 01/28/28)	165	164,429
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	24	22,438
FMG Resources August Pty. Ltd., 6.13%, 04/15/32 (Call 01/15/32)(a)(b)	100	96,045
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(a)	44	39,508
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,252
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)	65	65,204
		412,076
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	100	90,551
3.57%, 12/01/31 (Call 09/01/31)	100	84,718
		175,269
Oil & Gas — 1.8%
Canadian Natural Resources Ltd., 2.05%, 07/15/25 (Call 06/15/25)	200	187,334
Chesapeake Energy Corp., 6.75%, 04/15/29 (Call 04/15/24)(a)	36	35,817
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	30	29,258
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)	15	15,431
8.75%, 07/01/31 (Call 07/01/26)(a)	15	15,524
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	50	49,064
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	10	10,173
Earthstone Energy Holdings LLC, 9.88%, 07/15/31(a)	15	15,512
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	120	112,531
6.13%, 02/01/25 (Call 01/01/25)	14	14,008
Exxon Mobil Corp., 2.61%, 10/15/30 (Call 07/15/30)	110	96,045
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	55	53,080
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 04/15/32 (Call 05/15/27)(a)	44	40,073
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	98,769
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	25	24,953
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	45,314
Southwestern Energy Co., 5.38%, 03/15/30 (Call 03/15/25)(b)	60	56,131
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	77	69,248
Transocean Inc.
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	42	43,591
11.50%, 01/30/27 (Call 08/11/23)(a)(b)	38	39,871
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)	40	37,268
		1,088,995

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.2%
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 08/31/23)	$76	$73,349
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	27	27,664
		101,013
Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
5.25%, 08/15/27 (Call 09/01/23)(a)(b)	100	85,763
LABL Inc., 10.50%, 07/15/27 (Call 08/11/23)(a)(b)	26	24,769
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/26 (Call 08/15/24)(a)	25	24,930
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	39	36,248
		171,710
Pharmaceuticals — 3.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	20	17,513
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	144,427
3.20%, 11/21/29 (Call 08/21/29)	60	54,334
3.80%, 03/15/25 (Call 12/15/24)	200	194,816
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,747
3.45%, 12/15/27 (Call 09/15/27)	158	148,406
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 08/31/23)(a)	67	38,202
Bausch Health Companies Inc., 11.00%, 09/30/28(a)	63	46,639
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	69	69,238
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	60	47,878
2.95%, 03/15/32 (Call 12/15/31)	150	131,218
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	100	93,845
Cigna Group (The), 3.40%, 03/01/27 (Call 12/01/26)	150	141,642
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	142	122,586
3.00%, 08/15/26 (Call 06/15/26)	150	141,016
Eli Lilly & Co., 4.70%, 02/27/33 (Call 11/27/32)	80	80,615
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	100	88,959
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(b)	55	49,645
Merck & Co. Inc., 4.50%, 05/17/33 (Call 02/17/33)	165	162,281
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
5.13%, 04/30/31 (Call 04/30/26)(a)	25	21,188
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	25	22,396
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (Call 04/19/28)	20	19,657
4.65%, 05/19/30 (Call 03/19/30)	20	19,777
4.75%, 05/19/33 (Call 02/19/33)	50	49,670
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	74,736
		2,077,431
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	21	19,712
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	50	49,488
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	45	40,963
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	75	76,363
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	5	4,239
Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	$230	$208,495
5.75%, 02/15/33 (Call 11/15/32)(b)	40	40,526
EQM Midstream Partners LP
7.50%, 06/01/27 (Call 06/01/24)(a)	80	81,242
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	6	6,186
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27
(Call 06/01/25)(a)	10	10,058
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	44	43,277
Hess Midstream Operations LP, 5.50%, 10/15/30 (Call 10/15/25)(a)(b)	43	40,419
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	100	89,528
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	127,826
2.65%, 08/15/30 (Call 05/15/30)	365	306,746
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 08/31/23)(a)	84	77,076
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	100	92,947
2.75%, 09/01/24 (Call 08/01/24)	190	184,040
6.10%, 11/15/32 (Call 08/15/32)	65	66,401
6.35%, 01/15/31 (Call 10/15/30)	105	108,229
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	50	44,243
Tallgrass Energy Partners LP/Tallgrass Energy Finance
Corp., 6.00%, 12/31/30 (Call 12/31/25)(a)(b)	43	38,296
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	10	8,936
4.88%, 02/01/31 (Call 02/01/26)	120	111,635
6.50%, 07/15/27 (Call 08/31/23)	100	100,491
6.88%, 01/15/29 (Call 01/15/24)	121	123,305
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)(b)	85	75,740
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)	84	82,168
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	25	25,415
8.38%, 06/01/31 (Call 06/01/26)(a)	25	25,373
		2,309,363
Real Estate — 0.2%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	100	98,009
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/31/23)(a)	21	19,269
		117,278
Real Estate Investment Trusts — 3.8%
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	60	53,192
4.00%, 06/01/25 (Call 03/01/25)	66	64,145
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)(b)	40	36,899
3.65%, 09/01/27 (Call 06/01/27)	90	84,229
3.80%, 02/15/28 (Call 11/15/27)	12	11,225
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	81,716
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	40	32,710
5.25%, 06/01/25 (Call 03/01/25)	175	172,506
5.75%, 06/01/28 (Call 03/03/28)	30	29,419

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	$20	$17,046
Iron Mountain Inc.
5.63%, 07/15/32 (Call 07/15/26)(a)	119	107,271
7.00%, 02/15/29(b)	45	45,177
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	96,931
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	67	52,406
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	35	33,999
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	215	185,603
2.30%, 05/01/31 (Call 02/01/31)	230	191,114
3.39%, 05/01/29 (Call 02/01/29)	190	175,938
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	88,575
3.25%, 01/15/31 (Call 10/15/30)	50	43,584
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	30	25,026
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)(b)	26	25,705
Simon Property Group LP
2.65%, 02/01/32 (Call 12/01/31)	50	40,687
3.50%, 09/01/25 (Call 06/01/25)	130	125,289
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 02/15/24)(a)	40	27,830
10.50%, 02/15/28 (Call 09/15/25)(a)	31	30,813
VICI Properties LP
4.38%, 05/15/25	100	97,542
5.13%, 05/15/32 (Call 02/15/32)	100	94,002
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 08/31/23)(a)	20	18,499
4.25%, 12/01/26 (Call 08/31/23)(a)	50	47,169
5.63%, 05/01/24 (Call 02/04/24)(a)	50	49,758
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	40	33,587
4.25%, 04/01/26 (Call 01/01/26)	50	48,475
		2,268,067
Retail — 2.9%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	220	188,734
AutoZone Inc.
4.50%, 02/01/28 (Call 01/01/28)	60	58,430
5.05%, 07/15/26	115	114,671
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(a)(b)	78	75,339
Dick's Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(b)	170	138,154
Fertitta Entertainment LLC/Fertitta Entertainment Finance
Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	46	39,498
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)(b)	68	62,790
Genuine Parts Co., 1.75%, 02/01/25 (Call 08/11/23)	315	298,500
Home Depot Inc. (The), 3.25%, 04/15/32 (Call 01/15/32)	50	44,785
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	80	67,549
3.13%, 09/15/24 (Call 06/15/24)	150	145,863
3.35%, 04/01/27 (Call 03/01/27)	30	28,374
Macy's Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	39	36,083
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)(b)	61	56,584
4.60%, 09/09/32 (Call 06/09/32)(b)	200	197,416
Security	Par (000)	Value

Retail (continued)
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	$71	$65,299
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	107	100,047
		1,718,116
Semiconductors — 2.0%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	34,401
2.10%, 10/01/31 (Call 07/01/31)	100	82,424
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	100	86,513
2.60%, 02/15/33 (Call 11/15/32)(a)	20	15,573
3.15%, 11/15/25 (Call 10/15/25)	350	333,889
3.46%, 09/15/26 (Call 07/15/26)	110	104,265
4.00%, 04/15/29 (Call 02/15/29)(a)	195	180,740
4.15%, 04/15/32 (Call 01/15/32)(a)	260	234,629
Texas Instruments Inc.
1.90%, 09/15/31 (Call 06/15/31)	56	45,987
3.65%, 08/16/32 (Call 05/16/32)	80	73,836
		1,192,257
Software — 2.1%
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	136	122,484
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	80,728
Fiserv Inc.
5.45%, 03/02/28 (Call 02/02/28)	80	80,847
5.60%, 03/02/33 (Call 12/02/32)	85	86,431
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	50	42,389
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	100	85,875
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	118,578
2.88%, 03/25/31 (Call 12/25/30)	175	148,753
3.40%, 07/08/24 (Call 04/08/24)	150	146,810
4.50%, 05/06/28 (Call 04/06/28)	100	97,668
4.90%, 02/06/33 (Call 11/06/32)	135	130,577
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	33,794
VMware Inc.
1.00%, 08/15/24 (Call 08/11/23)	50	47,571
4.50%, 05/15/25 (Call 04/15/25)	30	29,374
		1,251,879
Telecommunications — 3.9%
Altice France Holding SA, 10.50%, 05/15/27
(Call 08/11/23)(a)	75	31,740
AT&T Inc.
1.70%, 03/25/26 (Call 08/11/23)	150	136,264
2.30%, 06/01/27 (Call 04/01/27)	210	188,173
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)(b)	45	35,094
Embarq Corp., 8.00%, 06/01/36	50	28,355
Frontier Communications Holdings LLC
6.75%, 05/01/29 (Call 05/01/24)(a)	34	26,294
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	100	96,394
Hughes Satellite Systems Corp., 6.63%, 08/01/26(b)	50	45,178
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	60	54,758
Level 3 Financing Inc., 10.50%, 05/15/30 (Call 05/15/26)(a)	83	85,983
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	3	1,242
5.38%, 06/15/29 (Call 06/15/24)(a)	3	1,303

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	$140	$114,691
5.60%, 06/01/32 (Call 03/01/32)	230	228,434
Rogers Communications Inc.
2.95%, 03/15/25	100	95,382
3.20%, 03/15/27	55	51,014
3.80%, 03/15/32	20	17,361
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	90,922
2.88%, 02/15/31 (Call 02/15/26)	292	247,876
3.50%, 04/15/25 (Call 03/15/25)	100	96,712
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)(b)	60	47,030
3.00%, 03/22/27 (Call 01/22/27)	55	51,350
3.38%, 02/15/25	300	290,580
ViaSat Inc.
5.63%, 09/15/25 (Call 08/11/23)(a)	40	37,510
5.63%, 04/15/27 (Call 08/11/23)(a)	43	38,727
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	84,598
Vodafone Group PLC
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(b)(c)	25	18,168
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(c)	50	51,207
		2,292,340
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	48,236

Transportation — 0.4%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	100	92,953
Ryder System Inc., 5.65%, 03/01/28 (Call 02/01/28)	65	65,556
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10	9,901
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	75	65,249
		233,659
Water — 0.1%
American Water Capital Corp., 4.45%, 06/01/32 (Call 03/01/32)	25	24,099
Essential Utilities Inc., 2.40%, 05/01/31 (Call 02/01/31)	5	4,046
		28,145

Total Corporate Bonds & Notes — 93.8%
(Cost: $57,134,839)		55,284,569

U.S. Government Agency Obligations

Mortgage-Backed Securities — 30.6%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	17	15,405
3.00%, 10/01/46	30	26,559
3.00%, 12/01/46	13	11,440
3.00%, 01/01/47	58	52,106
3.00%, 10/01/47	44	39,473
3.50%, 07/01/43	9	8,593
3.50%, 09/01/44	7	6,787
3.50%, 01/01/46	5	4,176
3.50%, 03/01/46	6	5,358
3.50%, 09/01/46	5	4,424
3.50%, 08/01/47	4	3,850
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/46	$71		$68,091
4.00%, 06/01/48	28		26,544
4.00%, 01/01/49	0	(d)	73
4.50%, 07/01/48	5		5,168
5.00%, 07/01/48	5		5,205
5.00%, 04/01/49	4		3,849
Federal National Mortgage Association
4.00%, 01/01/57	52		49,507
4.00%, 02/01/57	53		50,170
Government National Mortgage Association
2.00%, 08/21/53(e)	50		41,797
2.50%, 08/20/50	181		155,163
2.50%, 09/20/50	176		150,491
2.50%, 08/21/53(e)	775		668,089
3.00%, 05/20/45	110		99,896
3.00%, 12/20/45	10		8,784
3.00%, 01/20/46	5		4,598
3.00%, 08/21/53(e)	950		845,092
3.50%, 10/20/42	78		73,065
3.50%, 04/20/45	23		21,677
3.50%, 04/20/46	35		33,034
3.50%, 08/21/53(e)	550		505,312
4.00%, 09/20/45	12		11,090
4.00%, 09/20/46	4		3,850
4.00%, 06/20/47	117		111,940
4.00%, 11/20/47	32		30,878
4.00%, 05/15/48	26		24,563
4.00%, 08/21/53(e)	252		237,421
4.50%, 10/20/46	5		5,124
4.50%, 08/21/53(e)	225		217,275
5.00%, 08/21/53(e)	160		156,775
5.50%, 07/20/53	19		18,675
5.50%, 08/21/53(e)	150		149,063
Uniform Mortgage-Backed Securities
1.50%, 08/17/38(e)	452		388,718
2.00%, 12/01/35	69		61,416
2.00%, 08/17/38(e)	808		714,141
2.00%, 08/14/53(e)	4,982		4,033,546
2.50%, 08/17/38(e)	722		655,046
2.50%, 08/14/53(e)	2,937		2,474,595
3.00%, 08/17/38(e)	405		376,840
3.00%, 10/01/46	290		258,674
3.00%, 12/01/47	74		65,664
3.00%, 11/01/48	114		101,520
3.00%, 08/14/53(e)	800		699,906
3.50%, 03/01/33	45		43,024
3.50%, 08/17/38(e)	92		87,315
3.50%, 04/01/49	20		18,816
3.50%, 08/14/53(e)	1,375		1,245,745
4.00%, 06/01/33	20		19,612
4.00%, 07/01/33	8		7,918
4.00%, 12/01/33	24		23,182
4.00%, 08/17/38(e)	30		28,931
4.00%, 02/01/46	14		12,454
4.00%, 03/01/46	5		4,670
4.00%, 06/01/47	5		4,977
4.00%, 11/01/47	6		5,959
4.00%, 08/14/53(e)	703		656,234
4.50%, 10/01/47	5		4,350
4.50%, 07/01/48	2		2,132

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/48	$14	$13,917
4.50%, 08/14/53(e)	708	677,827
5.00%, 09/01/48	8	7,637
5.00%, 04/01/49	11	11,169
5.00%, 08/01/52	211	208,225
5.00%, 08/14/53(e)	350	341,893
5.50%, 02/01/53	195	195,436
5.50%, 08/14/53(e)	325	322,740
6.00%, 02/01/49	54	56,894
6.00%, 08/14/53(e)	250	251,484
		18,043,037

Total U.S. Government Agency Obligations — 30.6%
(Cost: $18,220,978)		18,043,037

Total Long-Term Investments — 124.4%
(Cost: $75,355,817)		73,327,606

Short-Term Securities

Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(f)(g)(h)	6,043	6,045,163
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(f)(g)	100	100,000

Total Short-Term Securities — 10.4%
(Cost: $6,142,295)		6,145,163

Total Investments Before TBA Sales Commitments — 134.8%
(Cost: $81,498,112)		79,472,769

TBA Sales Commitments(e)

Mortgage-Backed Securities — (2.2)%
Government National Mortgage Association
2.50%, 08/21/53	(375)	(323,269)
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/21/53	(225)	$(200,153)
4.00%, 08/21/53	(56)	(52,745)
5.50%, 08/21/53	(25)	(24,844)
Uniform Mortgage-Backed Securities
2.50%, 08/17/38	(75)	(68,045)
3.00%, 08/17/38	(125)	(116,309)
3.50%, 08/17/38	(25)	(23,727)
3.50%, 08/14/53	(425)	(385,048)
4.50%, 08/14/53	(100)	(95,738)

Total TBA Sales Commitments — (2.2)%
(Proceeds: $(1,299,816))		(1,289,878)

Total Investments, Net of TBA Sales Commitments — 132.6%
(Cost: $80,198,296)		78,182,891

Liabilities in Excess of Other Assets — (32.6)%		(19,230,913)

Net Assets — 100.0%		$58,951,978

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Rounds to less than 1,000.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,330,251	$—	$(1,287,674	)(a)	$(54)	$2,640	$6,045,163	6,043	$41,206	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100	3,368		—
					$(54)	$2,640	$6,145,163		$44,574		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. 5 Year Treasury Note	38	09/29/23	$4,061	$(79,154)

Short Contracts
U.S. 10 Year Treasury Note	(11)	09/20/23	1,226	22,763
U.S. 10 Year Ultra Bond	(19)	09/20/23	2,224	50,093
U.S. Long Bond	(31)	09/20/23	3,863	82,820
U.S. Ultra Bond	(35)	09/20/23	4,638	74,091
				229,767
				$150,613

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$55,284,569	$—	$55,284,569
U.S. Government Agency Obligations	—	18,043,037	—	18,043,037
Short-Term Securities
Money Market Funds	6,145,163	—	—	6,145,163
Liabilities
Investments
TBA Sales Commitments	—	(1,289,878)	—	(1,289,878)
	$6,145,163	$72,037,728	$—	$78,182,891
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$229,767	$—	$—	$229,767

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(79,154)	$—	$—	$(79,154)
	$150,613	$—	$—	150,613

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced